Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Operating lease weighted average remaining lease term	1 year 2 months 8 days
Operating leases discount rates	4.75%
Rental expense	$ 307,864	$ 195,326	$ 171,788